UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number 811-21891

Cheswold Lane Funds
(Exact name of registrant as specified in charter)

100 Front Street, Suite 960
West Conshohocken, PA 19428
(Address of principal executive offices) (Zip code)

Colleen Quinn Scharpf
Cheswold Lane Asset Management, LLC
100 Front Street, Suite 960
West Conshohocken, PA 19428
 (Name and address of agent for service)

Registrant's telephone number, including area code: (610) 940-5330

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Item 1.  Schedule of Investments.

Cheswold Lane International High Dividend Fund
Schedule of Investments

March 31, 2010
(Unaudited)

Number of Shares			Value
	COMMON STOCKS	97.4%
	CONSUMER DISCRETIONARY	8.3%
67,000	Esprit Holdings Ltd.		$528,544
183,000	Harvey Norman Holdings Ltd.		607,907
123,000	Marks & Spencer Group PLC		690,799
7,200	Toyota Motor Corp.		288,416
11,900	Vivendi		318,483
			2,434,149
	CONSUMER STAPLES	14.1%
8,960	British American Tobacco PLC		308,851
48,600	Dairy Farm International Holdings Ltd.		320,760
23,350	Henkel A.G. & Co. KGaA		1,081,906
23,000	Nestle S.A.		1,177,921
4,250	Pernod-Ricard S.A.		360,893
29,330	Unilever NV		887,173
			4,137,504
	ENERGY	12.2%
6,400	BG Group PLC		110,765
60,000	BP PLC		567,605
14,600	Caltex Australia Ltd.		151,528
20,500	ENI SpA		480,949
14,300	Noble Corp.*		598,026
7,350	Saipem SpA		284,418
4,500	Statoil ASA		104,186
2,950	Technip S.A.		239,863
4,500	Total S.A.		261,231
5,200	Transocean Ltd.*		449,176
7,700	Woodside Petroleum Ltd.		331,391
			3,579,138
	FINANCIALS	23.8%
2,150	Allianz S.E.		269,570
160,800	Allied Irish Banks PLC*		260,623
60,500	AXA S.A.		1,345,843
4,043	Banco Santander S.A.		53,733
86,000	Barclays PLC		470,209
13,000	BNP Paribas		998,379
16,800	Credit Suisse Group AG		865,971
4,400	Daiwa Securities Group, Inc.		23,155
11,000	Deutsche Bank AG		847,308
68,000	Governor & Co. of the Bank of Ireland*		146,952
68,226	ING Groep NV*		681,173
31,500	Irish Life & Permanent PLC*		125,212
173,000	Mizuho Financial Group, Inc.		342,336

See accompanying notes to schedule of investments.

Cheswold Lane International High Dividend Fund
Schedule of Investments (continued)

March 31, 2010
(Unaudited)

Number of Shares			Value
6,300	ORIX Corp.		$558,637
			6,989,101
	HEALTH CARE	3.4%
4,200	Astellas Pharma, Inc.		152,070
12,800	Fresenius Medical Care AG & Co. KGaA		722,223
3,100	Takeda Pharmaceutical Co., Ltd.		136,448
			1,010,741
	INDUSTRIALS	5.9%
22,750	Charter International PLC		259,096
156,000	Fraser and Neave Ltd.		535,259
2,600	NKT Holding A/S		143,637
7,900	Siemens AG		791,195
			1,729,187
	INFORMATION TECHNOLOGY	6.2%
11,000	Canon, Inc.		509,466
11,500	HOYA Corp.		316,007
53,000	Konica Minolta Holdings, Inc.		618,494
5,600	Tokyo Electron Ltd.		371,377
			1,815,344
	MATERIALS	17.1%
5,100	Air Liquide S.A.		612,237
24,000	Air Water, Inc.		274,682
3,000	ArcelorMittal		131,649
5,500	BHP Billiton Ltd.		220,002
5,600	CRH PLC		139,777
5,250	Lafarge S.A.		369,439
157,000	OneSteel Ltd.		561,877
9,700	Rio Tinto Ltd.		697,854
10,300	Shin-Etsu Chemical Co., Ltd.		598,235
47,000	Sumitomo Chemical Co., Ltd.		229,746
29,000	Voestalpine AG		1,173,114
			5,008,612
	TELECOMMUNICATION SERVICES	3.7%
21,300	Telefonica S.A.		504,608
252,000	Vodafone Group PLC		581,262
			1,085,870
	UTILITIES	2.7%
9,000	RWE AG		797,428
	TOTAL COMMON STOCKS (Cost $26,697,410)		28,587,074

See accompanying notes to schedule of investments.

Cheswold Lane International High Dividend Fund
Schedule of Investments (continued)

March 31, 2010
(Unaudited)

Principal Amount			Value
	SHORT-TERM INVESTMENT	0.1%
	VARIABLE RATE DEMAND DEPOSIT
$25,000	UMB Bank Money Market Fiduciary, 0.03%†		$25,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $25,000)		25,000
	TOTAL INVESTMENTS (Cost $26,722,410)	97.5%	28,612,074
	Other Assets Less Liabilities	2.5%	724,403
	NET ASSETS	100.0%	$29,336,477

* Non-income Producing
†Indicates yield as of March 31, 2010

See accompanying notes to schedule of investments.

Cheswold Lane International High Dividend Fund
Schedule of Investments (Continued)

March 31, 2010
(Unaudited)

Investments by Country (As a Percentage of Long-term Investments)

Australia	9.0%
Austria	4.1
Denmark	0.5
France	15.8
Germany	15.8
Hong Kong	3.0
Ireland	2.3
Italy	2.7
Japan	15.4
Luxembourg	0.5
Netherlands	5.5
Norway	0.4
Singapore	1.9
Spain	1.9
Switzerland	10.8
United Kingdom	10.4
Total	100.0%

See accompanying notes to schedule of investments.

Cheswold Lane International High Dividend Fund
Schedule of Investments
(Unaudited)

FOREIGN CURRENCY CONTRACTS OPEN AT MARCH 31, 2010

	Contract Amounts
Settlement Date	Receive		Deliver		Currency Value	Unrealized Gain/(Loss)

April 6, 2010	61,332	GBP	68,688	EUR	$296	$296
April 6, 2010	156,435	USD	115,707	EUR	156,279	156
April 7, 2010	409	HKD	39	EUR	0	0

Total						$452

See accompanying notes to schedule of investments.

Cheswold Lane International High Dividend Fund
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2010
(Unaudited)

Note 1.        Federal Income Tax Information

At March 31, 2010, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes, were as follows:

Aggregate cost of investments	$27,236,578
Gross unrealized appreciation	5,077,104
Gross unrealized depreciation	(3,697,989)
Net unrealized appreciation on investments and foreign currency translations	$1,379,115

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 2.        Fair Value Measurements and Disclosures - In September 2006, FASB issued Fair Value Measurements and Disclosures effective for financial statements issued for interim and annual periods beginning after November 15, 2007. Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. In April 2009, FASB issued Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“Determining Fair Value”), effective for interim and annual periods ending after June 15, 2009. Determining Fair Value expands existing Fair Value Measurements and Disclosures to include a breakout of the current Fair Value Measurements and Disclosures chart to add sector and/or security types. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

• Level 1 − quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

• Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

• Level 3 − significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

Sectors	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$2,434,149	-	-	$2,434,149
Consumer Staples	4,137,504	-	-	4,137,504
Energy	3,579,138	-	-	3,579,138
Financials	6,989,101	-	-	6,989,101
Health Care	1,010,741	-	-	1,010,741
Industrials	1,729,187	-	-	1,729,187
Information Technology	1,815,344	-	-	1,815,344
Materials	5,008,612	-	-	5,008,612
Telecommunication Services	1,085,870	-	-	1,085,870
Utilities	797,428	-	-	797,428
Short-term Investments	25,000	-	-	25,000
Total	$28,612,074	-	-	$28,612,074
Other Financial Instruments*	$(155,983)	-	-	$(155,983)

* Other financial instruments include futures, forwards and swap contracts, which are valued at unrealized appreciation/depreciation on the investment.

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the registrant and by the registrant’s service providers.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cheswold Lane Funds

By: /s/ Eric F. Scharpf

     Eric F. Scharpf, President and Chief Executive Officer
     (Principal Executive Officer)
     Date:  May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Eric F. Scharpf

     Eric F. Scharpf, President and Chief Executive Officer
     (Principal Executive Officer)
     Date:  May 26, 2010

By: /s/ Matthew H. Taylor
     Matthew H. Taylor, Executive Vice President, Chief Financial Officer, and Treasurer
     (Principal Financial Officer)
     Date:  May 26, 2010